Restriction On Dividends Distribution	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Restriction On Dividends Distribution
51.	RESTRICTION ON DIVIDENDS DISTRIBUTION

a)
According to BCRA regulations, 20% of Banco Macro SA income for the year (calculated in accordance with BCRA rules), without including Other comprehensive income, for the year plus/less prior-year adjustments and less accumulated losses as for the prior year-end,
if any, should be allocated to the legal retained earnings.

b)
Through Communiqué “A” 6464, as amended, the BCRA establishes the general procedure to distribute earnings. According to that procedure, earnings may only be distributed if certain circumstances are met, such as no records of financial assistance from the BCRA due to illiquidity or shortages in payments of minimum capital or minimum cash requirement deficiencies and not being subject to the provisions of sections 34 and 35 bis of the Financial Entities Law (sections dealing with tax payment and restructuring agreements and reorganization of the Bank), among other conditions listed in the abovementioned communiqué that must be met. In addition, the earnings distribution approved by the shareholders’ meeting of the Bank could only be formalized once the Superintendence of Financial and Foreign Exchange Entities of the BCRA approved it.

Additionally, profits may only be distributed to the extent that the financial institution has positive results, after deducting, on a non-accounting
basis, from retained earnings and the optional reserve for future distribution of earnings, (i) the amounts of the legal and other earnings reserves which are mandatory, (ii) all debit amounts of each one of the accounting items recognized in “Other Comprehensive Income”, (iii) income from the revaluation of property, plant and equipment, intangible assets and investment property, (iv) the positive net difference between the amortized cost and the fair value of government debt instruments and/or monetary regulation instruments issued by the BCRA for those instruments recognized at amortized cost, (v) the adjustments identified by the Superintendence of Financial and Exchange Entities of the BCRA or by the independent external auditor and that have not been recognized in the accounting records and (vi) certain franchises granted by the BCRA. Moreover, no profit distributions shall be made out of the profit originated as a result of the first-time application of the IFRS, for which a normative reserve was created, and its balance as of December 31, 2025 was 190,922,899 (nominal value: 3,475,669).
Additionally, as of December 31, 2025, the adjustments to be made on unappropriated retained earnings of Banco Macro SA are as follows:

•	Other comprehensive income 488,781.

•
Positive net difference between the amortized cost and the fair value of government debt instruments and/or monetary regulation instruments issued by the BCRA for those instruments recognized at amortized cost for 5,148,778.

The Bank must verify that, after completion of the earning distribution, a capital maintenance margin equal to 3.5% of risk-weighted assets is kept, apart from the minimum capital required by law, to be integrated by Tier 1 (COn1) ordinary capital, net of deductible items (CDCOn1).

According to Communiqué “A” 8410, the BCRA established that up to December 31, 2026, financial institutions which have the prior BCRA’s authorization will be allowed to distribute earnings up to 60% of the net income for the 2025 fiscal year, net of legal and statutory reserves. This distribution may be made in 3 equal, non-cumulative monthly installments, starting on the third working day of May and of each month in which the payment is made. The allocation of earnings must be consistent with the information disclosed in the Business Plan and Projections Reporting Regime and the Capital Self-Assessment Report. Moreover, the BCRA established that the calculation of the components to determine distributable earnings, as well as the amount of the aforementioned installments, must be measured in constant currency as of the date of the Shareholders’ Meeting.

c)
Pursuant to CNV General Resolution No. 622, the shareholders’ meeting in charge of analyzing the annual Financial Statements will be required to decide on the application of the Bank’s retained earnings, such as the actual distribution of dividends, the capitalization thereof through the delivery of bonus shares, the creation of earnings reserves additional to the legal earnings retained or a combination of any of these applications.

Moreover, the Regular Shareholders’ Meeting of Banco Macro SA held on April 8, 2026 decided to applied the unappropriated retained earnings for an amount of
290,438,876
(not restated) as follows (the figures mentioned below are stated in constant currency as of December 31, 2025):

a)	57,898,529 to the Legal Reserve;

b)	13,680,229 to the Personal Asset Tax on Business Companies; and

c)	218,860,118 to the Optional Reserve for Future Distribution of Earnings.
In addition, as it is mentioned in Note 42, the aforementioned Shareholders decided to partially apply the Optional Reserve for Future Distribution of Earnings, in order to allocate up to the amount of
138,956,468
(figure stated in constant currency as of December 31, 202
5
) to the payment of a cash dividend and/or dividend in kind subject to prior authorization from the BCRA.
As of the date of issuance of these consolidated Financial Statements, the earnings distribution is pending authorization by the BCRA. See also Note 42.